RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

10. RELATED PARTY TRANSACTIONS

(a) The Company had the following balances due to related parties:

	Relationship	June 30, 2021	December 31, 2020
Junze Zhang	Shareholder and director of the Company	484,510	388,839

Qing Zuo	Chairman of the Board of ZDSE since December 20, 2018	15,483	-
Total		$499,993	$388,839

The balances represent cash advances from related parties.

The balances with related parties are unsecured, non-interest bearing and repayable on demand.

(b)	Transactions

	For the six months ended June 30,
	2021	2020
Repayment to related parties
Junze Zhang	$-	$170,593
Mengling Zhang(1)	-	5,956
	$-	$176,549

Cash advance from related parties
Qing Zuo	$15,451	$-
Junze Zhang	95,608	60,627
Mengling Zhang(1)	-	5,956
	$111,059	$66,583

(1)	Amounts advanced by and repaid to Mengling Zhang are included in the Unaudited Consolidated Statements of Cash Flows under Cash Flows from Operating Activities as they related to operating, and not financing, activities.